Income Tax (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD
Income Tax 1	26.00%
Income Tax 2	26.00%
Income Tax 3	25.75%
Income Tax 4	10.00%
Income Tax 5	11.00%
Income Tax 6	15.00%
Income Tax 7	CAD 6,600,000
Income Tax 8	CAD 10,800,000
Income Tax 9	2,011
Income Tax 10	2,016
Income Tax 11	37.00%
Income Tax 12	CAD 4,365,475
Income Tax 13	26.00%
Income Tax 14	CAD 203,346